Provisions - Summary of Provisions (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 CAD ($)
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	$ 128.2
Increase in existing provisions, other provisions	46.5
Acquisitions	9.7
Paid or otherwise settled	(24.5)
Impact of foreign exchange	(0.6)
Balance, end of the year	159.3
Less current portion	36.7
Long-term portion	122.6
Self-insured liabilities
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	95.8
Increase in existing provisions, other provisions	28.2
Acquisitions	0.0
Paid or otherwise settled	(14.1)
Impact of foreign exchange	(0.4)
Balance, end of the year	109.5
Less current portion	8.5
Long-term portion	101.0
Claims
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	13.8
Increase in existing provisions, other provisions	2.2
Acquisitions	9.2
Paid or otherwise settled	(4.8)
Impact of foreign exchange	0.0
Balance, end of the year	20.4
Less current portion	17.7
Long-term portion	2.7
Lease restoration
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	12.2
Increase in existing provisions, other provisions	1.7
Acquisitions	0.5
Paid or otherwise settled	(1.5)
Impact of foreign exchange	(0.2)
Balance, end of the year	12.7
Less current portion	2.5
Long-term portion	10.2
Onerous contracts
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	6.4
Increase in existing provisions, other provisions	14.4
Acquisitions	0.0
Paid or otherwise settled	(4.1)
Impact of foreign exchange	0.0
Balance, end of the year	16.7
Less current portion	8.0
Long-term portion	$ 8.7